Payables, other current liabilities and provisions (Tables)	3 Months Ended
Mar. 31, 2026
Trade and other current payables [abstract]
Disclosure of breakdown of trade and other payables	Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2025		AS OF MARCH 31, 2026
Trade payables	23,388		9,961
Accrued invoices	14,159		19,553
Other	4		—
Trade payables and other current liabilities	37,552	—	29,514

Disclosure of tax and employee-related payables	Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
Employee-related payables	4,816	2,130
Social security and other	2,304	11,199
Other tax and related payments	17	164
TAX AND EMPLOYEE-RELATED PAYABLES	7,137	13,493

Disclosure of other provisions	Provisions are presented below:

(amounts in thousands of euros)	AGA EMPLOYER CONTRIBUTIONS AND TAXES	OTHER PROVISIONS	TOTAL
AS OF DECEMBER 31, 2025	45,185	694	45,879
Increases	—	70	70
Provisions used	(8,325)	(563)	(8,888)
Unused reversals	(3,394)	(51)	(3,445)
AS OF MARCH 31, 2026	33,467	150	33,616
Non-current	15,471	20	15,491
Current	17,995	130	18,125